Business Combinations - Acquisition of Assets from Nationstar Mortgage Holdings, Inc (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 29, 2013
Business Acquisition [Line Items]
Bargain purchase gain	$ 0	$ 1,172,000	$ 0
Assets from Nationstar Mortgage Holdings, Inc
Business Acquisition [Line Items]
Total consideration				484,000
Property and equipment				484,000
Bargain purchase gain				0
Acquisition-related expenses				$ 24,000